N-4	May 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 30, 2025
Amendment Flag	false
Nationwide Destination Architect 2.0
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II

Nationwide Destination Architect 2.0 | NationwideVariableInsuranceTrustNVITGQGUSQualityEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II
Nationwide O Series
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II

Nationwide O Series | NationwideVariableInsuranceTrustNVITGQGUSQualityEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II